Restructuring Charges - Summary of Changes in Position of Restructuring Liabilities by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 40	$ 117
Additions	239	44
Utilized	(46)	(98)
Released	(2)	(16)
Other changes	9	(7)
Ending Balance	240	40
HPMS [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	14	46
Additions	226	6
Utilized	(17)	(29)
Released	(1)	(4)
Other changes	12	(5)
Ending Balance	234	14
SP [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	5	31
Additions	8	14
Utilized	(6)	(35)
Released		(4)
Other changes	(1)	(1)
Ending Balance	6	5
Corporate and Other [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	21	40
Additions	5	24
Utilized	(23)	(34)
Released	(1)	(8)
Other changes	$ (2)	(1)
Ending Balance		$ 21